Warrant Liability (Details) - Schedule of the warrant liability - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023
Warrant Liability (Details) - Schedule of the warrant liability [Line Items]
Balance-beginning of period	$ 2,734,804	$ 2,734,804
Balance-Ending of period	628,765	307,381
Change in fair value of warrants exercised	(1,915,534)	(1,915,534)
Warrants issued	2,875,580	2,875,580
Proceeds from Inducement warrants issued
Transfer to equity	(3,975,046)	(3,975,046)
Change in fair value	908,961	587,577
Warrants Nov 3, 2021 [Member]
Warrant Liability (Details) - Schedule of the warrant liability [Line Items]
Balance-beginning of period	197,733	197,733
Balance-Ending of period
Change in fair value of warrants exercised		(197,733)
Warrants issued
Proceeds from Inducement warrants issued
Transfer to equity
Change in fair value
January 11, 2022 [Member]
Warrant Liability (Details) - Schedule of the warrant liability [Line Items]
Balance-beginning of period	501,330	501,330
Balance-Ending of period	628,765	307,381
Change in fair value of warrants exercised
Warrants issued
Proceeds from Inducement warrants issued
Transfer to equity
Change in fair value	127,435	(193,949)
October 12, 2022 [Member]
Warrant Liability (Details) - Schedule of the warrant liability [Line Items]
Balance-beginning of period	2,035,741	2,035,741
Balance-Ending of period
Change in fair value of warrants exercised	(1,717,801)	(1,717,801)
Warrants issued
Proceeds from Inducement warrants issued
Transfer to equity	(564,946)	(564,946)
Change in fair value	247,006	247,006
January 19, 2023 [Member]
Warrant Liability (Details) - Schedule of the warrant liability [Line Items]
Balance-beginning of period
Balance-Ending of period
Change in fair value of warrants exercised
Warrants issued	2,875,580	2,875,580
Proceeds from Inducement warrants issued
Transfer to equity	(3,410,100)	(3,410,100)
Change in fair value	$ 534,520	$ 534,520